Goodwill And Intangible Assets, Net (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended					12 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 ScriptLogic [Member] Trade Name [Member]	Dec. 31, 2011 PacketTrap [Member] IPR&D [Member]	Dec. 31, 2011 Cost Of Revenue [Member] PacketTrap [Member]	Sep. 30, 2011 Cost Of Revenue [Member] Surgient, Inc. [Member]	Dec. 31, 2011 Amortization Of Other Purchased Intangible Assets [Member] ScriptLogic [Member]	Dec. 31, 2011 Amortization Of Other Purchased Intangible Assets [Member] ScriptLogic [Member] Trade Name [Member]	Sep. 30, 2011 Amortization Of Other Purchased Intangible Assets [Member] Surgient, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment losses on intangible assets	$ 8,951,000			$ 6,200,000	$ 1,100,000	$ 1,100,000	$ 1,600,000	$ 6,200,000	$ 6,200,000	$ 800,000
Amortization expense for intangible assets	$ 39,400,000	$ 28,800,000	$ 32,600,000